Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-2

Collection Period					3/1/12-3/31/12
Determination Date					4/9/2012
Distribution Date					4/16/2012

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$544,676,505.62
2.	Collections allocable to Principal				$17,955,269.41
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$824,232.40

5.	Pool Balance on the close of the last day of the related Collection Period				$525,897,003.81
	(Ln1 - Ln2 - Ln3 - Ln4)

6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				36,012

7.	Initial Pool Balance				$650,000,011.61

			Beginning of Period	End of Period
8.	Note Balances

	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$210,229,740.56		$191,638,033.77
	c.	Class A-3 Note Balance	$166,000,000.00		$166,000,000.00
	d.	Class A-4 Note Balance	$128,222,000.00		$128,222,000.00
	e.	Class B Note Balance	$12,026,000.00		$12,026,000.00
	f.	Class C Note Balance	$14,951,000.00		$14,951,000.00
	g.	Class D Note Balance	$7,801,000.00		$7,801,000.00

	h.	Note Balance (sum a - g)	$539,229,740.56		$520,638,033.77

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.9869941		0.8997091
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.8295842		0.8009816

10.	Overcollateralization Target Amount				$5,258,970.04
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,258,970.04

12.	Weighted Average Coupon			%	8.95%
13.	Weighted Average Original Term			months	65.69
14.	Weighted Average Remaining Term			months	53.63

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$4,070,721.75
	b.	Liquidation Proceeds allocable to Finance Charge			$661.25
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$4,071,383.00

16.	Principal:
	a.	Collections allocable to Principal			$17,955,269.41
	b.	Liquidation Proceeds allocable to Principal			$308,558.52
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)	$18,263,827.93

17.	Total Finance Charge and Principal Collections (15d+16d)		$22,335,210.93
18.	Interest Income from Collection Account		$1,142.08
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$22,336,353.01

Available Funds

21.	Available Collections		$22,336,353.01
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$22,336,353.01

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$453,897.09
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$453,897.09

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$3,404.23
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$3,404.23

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$119,130.19
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$119,130.19

	i.	Class A-3 Monthly Interest	$125,883.33
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$125,883.33

	m.	Class A-4 Monthly Interest	$144,249.75
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$144,249.75

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$20,845.07
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$20,845.07

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$32,643.02
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$32,643.02

32.	Tertiary Principal Distributable Amount		$5,531,736.75

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$23,468.01
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$23,468.01

34.	Quaternary Principal Distributable Amount		$7,801,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$14,256,257.44

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$5,258,970.04

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$4,071,383.00
	b.	Total Daily Deposits of Principal Collections	$18,263,827.93
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,142.08

	e.	Total Deposits to Collection Account (sum a - d)	$22,336,353.01

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$453,897.09
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,404.23
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$19,057,926.16
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,821,125.53

	f.	Total Withdrawals from Collection Account (sum a - e)	$22,336,353.01

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$119,130.19
	c.	Class A-3 Interest Distribution	$125,883.33
	d.	Class A-4 Interest Distribution	$144,249.75
	e.	Class B Interest Distribution	$20,845.07
	f.	Class C Interest Distribution	$32,643.02
	g.	Class D Interest Distribution	$23,468.01

	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$18,591,706.79
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$19,057,926.16

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$18,710,836.98
	c.	Class A-3 Distribution	$125,883.33
	d.	Class A-4 Distribution	$144,249.75
	e.	Class B Distribution	$20,845.07
	f.	Class C Distribution	$32,643.02
	g.	Class D Distribution	$23,468.01

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$19,057,926.16

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$2,821,125.53
	b.	Reserve Account surplus (Ln 55)	$97.89

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,821,223.42

46.	Withdrawals
	a.	Certificateholder Distribution	$2,821,223.42

	b.	Total Withdrawals from Certificate Payment Account	$2,821,223.42

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$520,638,033.77

48.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
50.	Investment Earnings		$97.89
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$1,625,097.89
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$97.89

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$453,897.09
60.	Amount to be paid to Backup Servicer from the Collection Account		$3,404.23
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$19,057,926.16
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,821,125.53
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
	Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$97.89
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$18,710,836.98
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$125,883.33
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$144,249.75
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$20,845.07
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$32,643.02
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$23,468.01
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$2,821,223.42

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period		$515,012.63
74.	Cumulative Net Losses		$1,738,308.06
75.	Cumulative Net Loss Percentage		0.2674%
76.	Delinquency Analysis

			Number of Loans	Principal Balance
	a.	31 to 60 days past due	398	$6,046,444.63
	b.	61 to 90 days past due	112	$1,680,311.78
	c.	91 or more days past due	54	$686,143.97

	d.	Total Past Due (sum a-c)	564	8,412,900.38

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,626,771,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 09, 2012.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Sr. Vice President, Chief Financial Officer & Treasurer